SIGNIFICANT ACCOUNTING POLICIES (Details) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Reinsurance receivables at period end	1,093
Earned premiums ceded under reinsurance contracts during the year ended December 31	791	759	340
Recoveries recognized under reinsurance contracts during the year ended December 31	714	521	317